UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811- 10391

Investment Company Act File Number

Boston Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Boston Income Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 81.9%

Security	Principal Amount (000’s omitted)	Value
Aerospace — 0.9%
Alliant Techsystems, Inc., Sr. Sub. Notes, 6.875%, 9/15/20	$2,335	$2,521,800
Huntington Ingalls Industries, Inc., Sr. Notes, 6.875%, 3/15/18	2,925	3,129,750
Huntington Ingalls Industries, Inc., Sr. Notes, 7.125%, 3/15/21	7,245	7,815,544
TransDigm, Inc., Sr. Sub. Notes, 7.75%, 12/15/18	26,970	30,206,400

		$43,673,494

Automotive & Auto Parts — 2.7%
Affinia Group, Inc., Sr. Notes, 10.75%, 8/15/16(1)	$5,867	$6,373,029
Affinia Group, Inc., Sr. Sub. Notes, 9.00%, 11/30/14	875	893,594
Allison Transmission, Inc., Sr. Notes, 7.125%, 5/15/19(1)	3,715	3,923,969
American Axle & Manufacturing, Inc., Sr. Notes, 5.25%, 2/11/14	500	516,875
American Axle & Manufacturing, Inc., Sr. Notes, 9.25%, 1/15/17(1)	11,128	12,505,090
Chrysler Group, LLC, 8.25%, 6/15/21	11,460	11,990,025
Ford Motor Credit Co., LLC, Sr. Notes, 5.75%, 2/1/21	8,340	9,147,003
Ford Motor Credit Co., LLC, Sr. Notes, 5.875%, 8/2/21	7,155	7,923,039
Ford Motor Credit Co., LLC, Sr. Notes, 8.00%, 12/15/16	16,305	19,316,990
Ford Motor Credit Co., LLC, Sr. Notes, 8.125%, 1/15/20	4,565	5,604,619
Ford Motor Credit Co., LLC, Sr. Notes, 12.00%, 5/15/15	4,785	5,949,076
General Motors Financial Co., Inc., Sr. Notes, 6.75%, 6/1/18	4,760	5,248,514
Meritor, Inc., Sr. Notes, 0.00%, (4.625% until 3/1/16), 3/1/26	5,545	4,851,875
Meritor, Inc., Sr. Notes, 10.625%, 3/15/18	8,955	9,369,169
Tomkins, LLC/Tomkins, Inc., 9.00%, 10/1/18	2,450	2,734,812
Tower Automotive Holdings USA, LLC/TA Holding Finance, Inc., Sr. Notes, 10.625%, 9/1/17(1)	9,217	9,712,414
UCI International, Inc., Sr. Notes, 8.625%, 2/15/19	3,855	3,946,556
Visteon Corp., Sr. Notes, 6.75%, 4/15/19	5,690	5,561,975

		$125,568,624

Banks and Thrifts — 1.9%
Ally Financial, Inc., Sr. Notes, 2.667%, 12/1/14(2)	$3,405	$3,304,488
Ally Financial, Inc., Sr. Notes, 5.50%, 2/15/17	16,320	17,022,723
Ally Financial, Inc., Sr. Notes, 6.25%, 12/1/17	13,360	14,499,541
Ally Financial, Inc., Sr. Notes, 8.00%, 11/1/31	39,730	47,775,325
Bank of America N.A., Sr. Sub. Notes, 5.30%, 3/15/17	6,505	6,995,308

		$89,597,385

Broadcasting — 0.6%
AMC Networks, Inc., Sr. Notes, 7.75%, 7/15/21	$3,920	$4,459,000
Crown Media Holdings, Inc., Sr. Notes, 10.50%, 7/15/19	3,385	3,681,188
Cumulus Media Holdings, Inc., Sr. Notes, 7.75%, 5/1/19	4,785	4,665,375
XM Satellite Radio Holdings, Inc., Sr. Notes, 13.00%, 8/1/14(1)	15,340	17,104,100

		$29,909,663

Building Materials — 1.5%
Building Materials Corp. of America, Sr. Notes, 6.75%, 5/1/21(1)	$14,025	$15,357,375
HD Supply, Inc., Sr. Notes, 8.125%, 4/15/19(1)	4,110	4,490,175
Interface, Inc., Sr. Notes, 7.625%, 12/1/18	3,155	3,391,625
Interline Brands, Inc., Sr. Notes, 7.00%, 11/15/18	15,250	16,279,375

Security	Principal Amount (000’s omitted)	Value
Isabelle Acquisition Sub, Inc., Sr. Notes, 10.00%, 11/15/18(1)(3)	$14,685	$15,254,044
Nortek, Inc., Sr. Notes, 8.50%, 4/15/21	3,705	3,834,675
Nortek, Inc., Sr. Notes, 10.00%, 12/1/18	8,590	9,320,150
Rexel SA, Sr. Notes, 6.125%, 12/15/19(1)	4,390	4,505,237

		$72,432,656

Cable/Satellite TV — 2.8%
Cablevision Systems Corp., Sr. Notes, 7.75%, 4/15/18	$7,985	$8,723,613
Cablevision Systems Corp., Sr. Notes, 8.625%, 9/15/17	6,995	8,026,763
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 6.50%, 4/30/21	6,490	7,057,875
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.00%, 1/15/19	1,510	1,664,775
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.25%, 10/30/17	4,455	4,917,206
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.375%, 6/1/20	12,875	14,355,625
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 7.875%, 4/30/18	5,005	5,486,731
CCO Holdings, LLC/CCO Capital Corp., Sr. Notes, 8.125%, 4/30/20	940	1,066,900
CSC Holdings, LLC, Sr. Notes, 6.75%, 11/15/21(1)	9,825	10,758,375
DISH DBS Corp., Sr. Notes, 5.875%, 7/15/22(1)	9,735	10,075,725
DISH DBS Corp., Sr. Notes, 6.75%, 6/1/21	18,475	20,299,406
Mediacom Broadband Corp., Sr. Notes, 8.50%, 10/15/15	11,240	11,619,350
Mediacom, LLC/Mediacom Capital Corp., Sr. Notes, 9.125%, 8/15/19	2,810	3,119,100
UPCB Finance V, Ltd., Sr. Notes, 7.25%, 11/15/21(1)	10,970	11,737,900
UPCB Finance VI, Ltd., Sr. Notes, 6.875%, 1/15/22(1)	10,550	11,024,750

		$129,934,094

Capital Goods — 0.9%
American Railcar Industry, Sr. Notes, 7.50%, 3/1/14	$3,895	$3,982,638
Amsted Industries, Inc., Sr. Notes, 8.125%, 3/15/18(1)	9,585	10,208,025
CNH Capital, LLC, Sr. Notes, 6.25%, 11/1/16(1)	7,295	7,896,837
Manitowoc Co., Inc. (The), Sr. Notes, 9.50%, 2/15/18	2,475	2,741,063
SPL Logistics Escrow, LLC/SPL Logistics Finance Corp., Sr. Notes, 8.875%, 8/1/20(1)	5,110	5,237,750
Terex Corp., Sr. Notes, 10.875%, 6/1/16	10,980	12,352,500

		$42,418,813

Chemicals — 3.6%
Celanese US Holdings, LLC, Sr. Notes, 5.875%, 6/15/21	$3,350	$3,630,563
Celanese US Holdings, LLC, Sr. Notes, 6.625%, 10/15/18	2,745	3,019,500
CF Industries, Inc., Sr. Notes, 6.875%, 5/1/18	9,045	10,967,062
CF Industries, Inc., Sr. Notes, 7.125%, 5/1/20	6,735	8,435,587
Chemtura Corp., Sr. Notes, 7.875%, 9/1/18	6,300	6,851,250
Ineos Finance PLC, Sr. Notes, 8.375%, 2/15/19(1)	19,515	20,271,206
Koppers, Inc., Sr. Notes, 7.875%, 12/1/19	2,130	2,332,350
Kraton Polymers, LLC, Sr. Notes, 6.75%, 3/1/19	3,425	3,587,688
LyondellBasell Industries N.V., Sr. Notes, 5.00%, 4/15/19	48,085	52,412,650
LyondellBasell Industries N.V., Sr. Notes, 5.75%, 4/15/24	32,820	37,332,750
NOVA Chemicals Corp., Sr. Notes, 8.375%, 11/1/16	5,500	6,160,000
PolyOne Corp., Sr. Notes, 7.375%, 9/15/20	1,830	2,008,425
Polypore International, Inc., Sr. Notes, 7.50%, 11/15/17	2,290	2,461,750
Solutia, Inc., Sr. Notes, 8.75%, 11/1/17	3,235	3,671,725
Taminco Global Chemical Corp., Sr. Sub. Notes, 9.75%, 3/31/20(1)	2,165	2,284,075
Vertellus Specialties, Inc., Sr. Notes, 9.375%, 10/1/15(1)	3,685	3,058,550

		$168,485,131

Consumer Products — 1.0%
Libbey Glass, Inc., Sr. Notes, 6.875%, 5/15/20(1)	$3,700	$3,922,000
Mead Products, LLC/ACCO Brands Corp., Sr. Notes, 6.75%, 4/30/20(1)	12,980	14,018,400
Revlon Consumer Products Corp., 9.75%, 11/15/15	11,850	12,709,125

Security	Principal Amount (000’s omitted)	Value
Scotts Miracle-Gro Co. (The), Sr. Notes, 7.25%, 1/15/18	$2,775	$3,038,625
Spectrum Brands, Inc., Sr. Notes, 6.75%, 3/15/20(1)	10,150	10,644,812
Spectrum Brands, Inc., Sr. Notes, 9.50%, 6/15/18(1)	3,905	4,480,988

		$48,813,950

Containers — 1.3%
Ball Corp., Sr. Notes, 5.00%, 3/15/22	$5,230	$5,537,263
BWAY Holding Co., Sr. Notes, 10.00%, 6/15/18	1,855	2,059,050
Reynolds Group Holdings, Inc., Sr. Notes, 6.875%, 2/15/21	13,555	14,503,850
Reynolds Group Holdings, Inc., Sr. Notes, 7.125%, 4/15/19	8,085	8,630,737
Reynolds Group Holdings, Inc., Sr. Notes, 7.75%, 10/15/16	1,415	1,492,825
Reynolds Group Holdings, Inc., Sr. Notes, 7.875%, 8/15/19	5,025	5,565,187
Reynolds Group Holdings, Inc., Sr. Notes, 9.00%, 4/15/19	2,775	2,837,438
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19	2,435	2,593,275
Reynolds Group Holdings, Inc., Sr. Notes, 9.875%, 8/15/19(1)	5,985	6,351,581
Sealed Air Corp., Sr. Notes, 8.375%, 9/15/21(1)	9,925	11,364,125

		$60,935,331

Diversified Financial Services — 4.5%
Aircastle, Ltd., Sr. Notes, 6.75%, 4/15/17	$5,195	$5,480,725
Aircastle, Ltd., Sr. Notes, 7.625%, 4/15/20	2,600	2,795,000
Alliance Data Systems Corp., Sr. Sub. Notes, 6.375%, 4/1/20(1)	5,350	5,590,750
AWAS Aviation Capital, Ltd., Sr. Notes, 7.00%, 10/17/16(1)	16,392	17,293,079
Cantor Fitzgerald, L.P., 7.875%, 10/15/19(1)	5,410	5,519,071
CIT Group, Inc., Sr. Notes, 4.25%, 8/15/17	16,325	16,325,000
CIT Group, Inc., Sr. Notes, 4.75%, 2/15/15(1)	20,715	21,623,498
CIT Group, Inc., Sr. Notes, 5.25%, 4/1/14(1)	9,040	9,469,400
CIT Group, Inc., Sr. Notes, 5.25%, 3/15/18	5,235	5,549,100
E*TRADE Financial Corp., Sr. Notes, 7.875%, 12/1/15	3,000	3,078,750
E*TRADE Financial Corp., Sr. Notes, 12.50%, 11/30/17	24,095	27,709,250
International Lease Finance Corp., Sr. Notes, 5.875%, 5/1/13	12,395	12,797,837
International Lease Finance Corp., Sr. Notes, 6.25%, 5/15/19	7,200	7,605,000
International Lease Finance Corp., Sr. Notes, 8.25%, 12/15/20	16,365	19,228,875
International Lease Finance Corp., Sr. Notes, 8.625%, 1/15/22	9,855	11,916,676
International Lease Finance Corp., Sr. Notes, 8.75%, 3/15/17	5,350	6,252,813
International Lease Finance Corp., Sr. Notes, (MTN), 5.65%, 6/1/14	11,900	12,376,000
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp., Sr. Notes, 5.625%, 3/15/20(1)	18,665	19,644,912

		$210,255,736

Diversified Media — 1.9%
Catalina Marketing Corp., Sr. Notes, 10.50%, 10/1/15(1)(3)	$9,694	$9,451,650
Catalina Marketing Corp., Sr. Sub. Notes, 11.625%, 10/1/17(1)	13,835	12,382,325
Clear Channel Worldwide Holdings, Inc., Sr. Notes, 9.25%, 12/15/17	4,900	5,316,500
Clear Channel Worldwide Holdings, Inc., Series A, Sr. Sub. Notes, 7.625%, 3/15/20(1)	2,005	1,889,713
LBI Media, Inc., Sr. Notes, 9.25%, 4/15/19(1)	6,460	5,717,100
LBI Media, Inc., Sr. Notes, 11.00%, 10/15/13	1,860	809,100
MDC Partners, Inc., Sr. Notes, 11.00%, 11/1/16	9,210	9,946,800
National CineMedia, LLC, Sr. Notes, 6.00%, 4/15/22(1)	8,240	8,569,600
National CineMedia, LLC, Sr. Notes, 7.875%, 7/15/21	3,450	3,734,625
Nielsen Finance, LLC, Sr. Notes, 11.50%, 5/1/16	3,046	3,441,980
Nielsen Finance, LLC, Sr. Notes, 11.625%, 2/1/14	283	324,035
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	2,195	2,417,244
WMG Acquisition Corp., Sr. Notes, 9.50%, 6/15/16	10,615	11,716,306
WMG Acquisition Corp., Sr. Notes, 11.50%, 10/1/18	11,635	12,943,937

		$88,660,915

Security	Principal Amount (000’s omitted)	Value
Energy — 10.0%
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 6.75%, 5/20/20	$10,050	$10,653,000
AmeriGas Finance LLC/AmeriGas Finance Corp., Sr. Notes, 7.00%, 5/20/22	12,560	13,376,400
AmeriGas Partners LP/AmeriGas Finance Corp., Sr. Notes, 6.25%, 8/20/19	5,490	5,682,150
Anadarko Petroleum Corp., Sr. Notes, 6.375%, 9/15/17	7,670	9,213,028
Atwood Oceanics, Inc., Sr. Notes, 6.50%, 2/1/20	5,075	5,430,250
Berry Petroleum Co., Sr. Notes, 6.375%, 9/15/22	26,395	28,044,687
Bill Barrett Corp., Sr. Notes, 7.625%, 10/1/19	6,350	6,619,875
Bill Barrett Corp., Sr. Notes, 9.875%, 7/15/16	1,410	1,565,100
Calfrac Holdings, LP, Sr. Notes, 7.50%, 12/1/20(1)	2,860	2,745,600
Chesapeake Energy Corp., Sr. Notes, 6.775%, 3/15/19	855	838,969
Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc., Sr. Notes, 6.625%, 11/15/19(1)	3,875	3,545,625
Coffeyville Resources, LLC/Coffeyville Finance, Inc., Sr. Notes, 9.00%, 4/1/15(1)	30,954	33,043,395
Concho Resources, Inc., Sr. Notes, 6.50%, 1/15/22	4,730	5,084,750
Concho Resources, Inc., Sr. Notes, 7.00%, 1/15/21	5,535	6,102,338
Continental Resources, Inc., Sr. Notes, 5.00%, 9/15/22(1)	10,505	10,977,725
Continental Resources, Inc., Sr. Notes, 7.125%, 4/1/21	2,290	2,604,875
Continental Resources, Inc., Sr. Notes, 7.375%, 10/1/20	925	1,049,875
Denbury Resources, Inc., Sr. Sub. Notes, 8.25%, 2/15/20	5,335	6,028,550
Denbury Resources, Inc., Sr. Sub. Notes, 9.75%, 3/1/16	9,875	10,813,125
Eagle Rock Energy Partners, LP/Eagle Rock Energy Finance Corp., Sr. Notes, 8.375%, 6/1/19(1)	5,380	5,319,475
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes, 6.875%, 5/1/19(1)	18,495	19,766,531
EP Energy, LLC/EP Energy Finance, Inc., Sr. Notes, 9.375%, 5/1/20(1)	13,545	14,594,737
Frontier Oil Corp., Sr. Notes, 6.875%, 11/15/18	1,825	1,943,625
FTS International Services, LLC/FTS International Bonds, Inc., Sr. Notes, 8.125%, 11/15/18(1)	21,650	22,083,000
Halcon Resources Corp., Sr. Notes, 9.75%, 7/15/20(1)	10,765	10,980,300
Harvest Operations Corp., Sr. Notes, 6.875%, 10/1/17(1)	2,710	2,920,025
Holly Corp., Sr. Notes, 9.875%, 6/15/17	5,995	6,669,438
Holly Energy Partners LP/Holly Energy Finance Corp., Sr. Notes, 6.50%, 3/1/20(1)	2,605	2,728,738
Kodiak Oil & Gas Corp., Sr. Notes, 8.125%, 12/1/19(1)	20,655	22,023,394
Laredo Petroleum, Inc., Sr. Notes, 7.375%, 5/1/22(1)	3,655	3,874,300
MEG Energy Corp., Sr. Notes, 6.375%, 1/30/23(1)	10,980	11,254,500
Newfield Exploration Co., Sr. Notes, 5.625%, 7/1/24	13,000	13,877,500
Oasis Petroleum, Inc., Sr. Notes, 6.50%, 11/1/21	3,365	3,407,063
Oasis Petroleum, Inc., Sr. Notes, 6.875%, 1/15/23	14,595	14,813,925
OGX Austria GmbH, Sr. Notes, 8.50%, 6/1/18(1)	11,210	9,934,862
Oil States International, Inc., Sr. Notes, 6.50%, 6/1/19	9,420	9,961,650
PBF Holding Co., LLC/PBF Finance Corp., Sr. Notes, 8.25%, 2/15/20(1)	4,080	4,273,800
PetroBakken Energy, Ltd., Sr. Notes, 8.625%, 2/1/20(1)	17,195	17,323,962
Petroleum Development Corp., Sr. Notes, 12.00%, 2/15/18	3,885	4,137,525
Precision Drilling Corp., Sr. Notes, 6.50%, 12/15/21	7,945	8,302,525
Precision Drilling Corp., Sr. Notes, 6.625%, 11/15/20	3,450	3,613,875
Quicksilver Resources, Inc., Sr. Notes, 11.75%, 1/1/16	1,535	1,485,113
Range Resources Corp., Sr. Sub. Notes, 5.00%, 8/15/22	4,700	4,846,875
Range Resources Corp., Sr. Sub. Notes, 6.75%, 8/1/20	5,485	6,060,925
Rosetta Resources, Inc., Sr. Notes, 9.50%, 4/15/18	3,375	3,712,500
SESI, LLC, Sr. Notes, 6.375%, 5/1/19	11,995	12,804,662
SESI, LLC, Sr. Notes, 6.875%, 6/1/14	1,150	1,150,374
SM Energy Co., Sr. Notes, 6.50%, 1/1/23(1)	8,890	9,078,912
Southwestern Energy Co., Sr. Notes, 7.50%, 2/1/18	9,050	10,962,998

Security	Principal Amount (000’s omitted)	Value
Targa Resources Partners, LP/Targa Resources Partners Finance Corp., Sr. Notes, 6.375%, 8/1/22(1)	$2,590	$2,667,700
Venoco, Inc., Sr. Notes, 8.875%, 2/15/19	13,000	12,025,000
Venoco, Inc., Sr. Notes, 11.50%, 10/1/17	1,870	1,977,525
WPX Energy, Inc., Sr. Notes, 5.25%, 1/15/17	2,770	2,853,100
WPX Energy, Inc., Sr. Notes, 6.00%, 1/15/22	21,835	22,380,875

		$469,230,626

Entertainment/Film — 0.6%
AMC Entertainment, Inc., Sr. Notes, 8.75%, 6/1/19	$6,845	$7,461,050
Cinemark USA, Inc., Sr. Sub. Notes, 7.375%, 6/15/21	2,395	2,670,425
NAI Entertainment Holdings, LLC, Sr. Notes, 8.25%, 12/15/17(1)	2,588	2,892,090
Regal Cinemas Corp., Sr. Notes, 8.625%, 7/15/19	2,660	2,985,850
Regal Entertainment Group, Sr. Notes, 9.125%, 8/15/18	10,655	12,013,513

		$28,022,928

Environmental — 0.4%
Casella Waste Systems, Inc., 11.00%, 7/15/14	$2,350	$2,502,750
Casella Waste Systems, Inc., Sr. Sub. Notes, 7.75%, 2/15/19	3,315	3,306,713
Clean Harbors, Inc., Sr. Notes, 5.25%, 8/1/20(1)	5,440	5,637,200
Covanta Holding Corp., Sr. Notes, 6.375%, 10/1/22	8,930	9,635,434

		$21,082,097

Food/Beverage/Tobacco — 1.2%
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Notes, 15.00%, 5/15/17(1)(3)	$7,468	$5,850,162
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Sub. Notes, 10.75%, 5/15/16(1)	17,825	17,067,437
Constellation Brands, Inc., Sr. Notes, 6.00%, 5/1/22	6,770	7,506,238
Innovation Ventures LLC/Innovation Ventures Finance Corp., Sr. Notes, 9.50%, 8/15/19(1)	5,685	5,685,000
Michael Foods, Inc., Sr. Notes, 9.75%, 7/15/18	9,060	10,056,600
Smithfield Foods, Inc., Sr. Notes, 6.625%, 8/15/22	10,790	11,221,600

		$57,387,037

Gaming — 4.9%
Buffalo Thunder Development Authority, Sr. Notes, 9.375%, 12/15/14(1)(4)	$11,355	$4,258,125
Caesars Entertainment Operating Co., Inc., 10.00%, 12/15/15	5,840	4,993,200
Caesars Entertainment Operating Co., Inc., 12.75%, 4/15/18	7,835	5,797,900
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.375%, 12/15/13	5,505	5,339,850
Caesars Entertainment Operating Co., Inc., Sr. Notes, 5.625%, 6/1/15	25,140	20,363,400
Caesars Entertainment Operating Co., Inc., Sr. Notes, 8.50%, 2/15/20(1)	16,260	16,361,625
Caesars Entertainment Operating Co., Inc., Sr. Notes, 11.25%, 6/1/17	8,315	9,042,562
Inn of the Mountain Gods Resort & Casino, Sr. Notes, 8.75%, 11/30/20(1)	1,485	1,473,863
Mandalay Resort Group, Sr. Sub. Notes, 7.625%, 7/15/13	2,965	3,039,125
MCE Finance, Ltd., Sr. Notes, 10.25%, 5/15/18	7,080	8,071,200
MGM Resorts International, Sr. Notes, 5.875%, 2/27/14	13,670	14,080,100
MGM Resorts International, Sr. Notes, 6.75%, 9/1/12	2,430	2,448,225
MGM Resorts International, Sr. Notes, 6.75%, 4/1/13	27,890	28,726,700
MGM Resorts International, Sr. Notes, 7.75%, 3/15/22	18,740	18,880,550
MGM Resorts International, Sr. Notes, 9.00%, 3/15/20	2,250	2,517,187
MGM Resorts International, Sr. Notes, 10.375%, 5/15/14	4,625	5,272,500
MGM Resorts International, Sr. Notes, 11.125%, 11/15/17	4,790	5,376,775
Mohegan Tribal Gaming Authority, 10.50%, 12/15/16(1)	12,070	10,681,950
Mohegan Tribal Gaming Authority, 11.50%, 11/1/17(1)	5,385	5,573,475
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 11.00%, 9/15/18(1)	13,265	8,887,550
Peninsula Gaming, LLC, 8.375%, 8/15/15	4,165	4,373,250
Peninsula Gaming, LLC, Sr. Notes, 10.75%, 8/15/17	11,540	13,198,875
SugarHouse HSP Gaming Property, LP/SugarHouse HSP Gaming Finance Corp., 8.625%, 4/15/16(1)	2,590	2,732,450

Security	Principal Amount (000’s omitted)	Value
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(1)	$9,455	$9,076,800
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/14(1)(5)	7,808	4,519,829
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp., 7.75%, 8/15/20	11,615	12,950,725

		$228,037,791

Health Care — 8.1%
Accellent, Inc., Sr. Notes, 8.375%, 2/1/17	$11,860	$12,393,700
Alere, Inc., Sr. Notes, 7.875%, 2/1/16	6,345	6,630,525
American Renal Holdings, Sr. Notes, 8.375%, 5/15/18	1,820	1,938,300
AMGH Merger Sub, Inc., Sr. Notes, 9.25%, 11/1/18(1)	10,230	11,048,400
Bausch & Lomb, Inc., Sr. Notes, 9.875%, 11/1/15	11,730	12,301,837
Biomet, Inc., Sr. Notes, 6.50%, 8/1/20(1)	10,800	11,151,000
Biomet, Inc., Sr. Notes, 10.375%, 10/15/17(3)	8,570	9,212,750
Community Health Systems, Inc., Sr. Notes, 7.125%, 7/15/20	13,450	14,105,687
ConvaTec Healthcare E SA, Sr. Notes, 10.50%, 12/15/18(1)	19,765	20,530,894
DJO Finance, LLC/DJO Finance Corp., Sr. Notes, 8.75%, 3/15/18(1)	4,820	4,988,700
Emergency Medical Services Corp., Sr. Notes, 8.125%, 6/1/19	4,565	4,878,844
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 7/15/19	4,610	5,117,100
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.00%, 12/15/20	14,373	15,971,996
Endo Pharmaceuticals Holdings, Inc., Sr. Notes, 7.25%, 1/15/22	3,825	4,255,313
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.625%, 7/31/19(1)	6,375	6,861,094
Fresenius Medical Care US Finance II, Inc., Sr. Notes, 5.875%, 1/31/22(1)	5,315	5,693,694
Fresenius US Finance II, Inc., Sr. Notes, 9.00%, 7/15/15(1)	3,685	4,269,994
HCA Holdings, Inc., Sr. Notes, 7.75%, 5/15/21	2,820	3,084,375
HCA, Inc., 9.875%, 2/15/17	6,315	6,883,350
HCA, Inc., Sr. Notes, 6.25%, 2/15/13	4,500	4,640,625
HCA, Inc., Sr. Notes, 6.50%, 2/15/20	10,650	11,928,000
HCA, Inc., Sr. Notes, 7.50%, 2/15/22	10,400	11,726,000
Hologic, Inc., Sr. Notes, 6.25%, 8/1/20(1)	27,285	28,922,100
Kinetic Concepts, Inc./KCI USA, Inc., 10.50%, 11/1/18(1)	18,765	19,937,812
Kinetic Concepts, Inc./KCI USA, Inc., Sr. Notes, 12.50%, 11/1/19(1)	7,765	7,221,450
Multiplan, Inc., Sr. Notes, 9.875%, 9/1/18(1)	12,245	13,515,419
Patheon, Inc., Sr. Notes, 8.625%, 4/15/17(1)	8,444	8,317,340
Pharmaceutical Product Development, Inc., Sr. Notes, 9.50%, 12/1/19(1)	23,885	26,661,631
Physio-Control International, Inc., Sr. Notes, 9.875%, 1/15/19(1)	9,735	10,538,137
Polymer Group, Inc., Sr. Notes, 7.75%, 2/1/19	6,490	7,009,200
PSS World Medical, Inc., Sr. Notes, 6.375%, 3/1/22	12,520	13,146,000
ResCare, Inc., Sr. Notes, 10.75%, 1/15/19	9,675	10,690,875
Rural/Metro Corp., Sr. Notes, 10.125%, 7/15/19(1)	4,090	4,049,100
Stewart Enterprises, Inc., Sr. Notes, 6.50%, 4/15/19	1,900	1,990,250
STHI Holding Corp., 8.00%, 3/15/18(1)	9,840	10,479,600
Teleflex, Inc., Sr. Sub. Notes, 6.875%, 6/1/19	1,925	2,054,938
United Surgical Partners International, Inc., Sr. Notes, 9.00%, 4/1/20(1)	8,475	9,174,187
VWR Funding, Inc., Sr. Notes, 10.25%, 7/15/15	1,000	1,032,500
Warner Chilcott Co., LLC, Sr. Notes, 7.75%, 9/15/18	14,275	15,506,219

		$379,858,936

Homebuilders/Real Estate — 0.8%
CB Richard Ellis Service, Inc., Sr. Notes, 6.625%, 10/15/20	$10,555	$11,386,206
CB Richard Ellis Service, Inc., Sr. Notes, 11.625%, 6/15/17	22,945	26,013,894

		$37,400,100

Hotels — 0.1%
Choice Hotels International, Inc., Sr. Notes, 5.75%, 7/1/22	$2,680	$2,867,600

		$2,867,600

Security	Principal Amount (000’s omitted)	Value
Insurance — 0.2%
Alliant Holdings I, Inc., Sr. Notes, 11.00%, 5/1/15(1)	$5,665	$5,927,006
USI Holdings Corp., Sr. Notes, 4.342%, 11/15/14(1)(2)	2,125	2,008,125

		$7,935,131

Leisure — 1.3%
NCL Corp., Ltd., Sr. Notes, 9.50%, 11/15/18	$10,525	$11,577,500
NCL Corp., Ltd., Sr. Notes, 11.75%, 11/15/16	12,095	13,999,962
Royal Caribbean Cruises, Sr. Notes, 6.875%, 12/1/13	4,095	4,330,463
Royal Caribbean Cruises, Sr. Notes, 7.00%, 6/15/13	5,505	5,752,725
Royal Caribbean Cruises, Sr. Notes, 7.25%, 6/15/16	2,185	2,425,350
Royal Caribbean Cruises, Sr. Notes, 7.25%, 3/15/18	4,390	4,861,925
Royal Caribbean Cruises, Sr. Notes, 11.875%, 7/15/15	1,975	2,419,375
Seven Seas Cruises, S. DE R.L., Sr. Notes, 9.125%, 5/15/19	10,515	11,014,463
Vail Resorts, Inc., Sr. Sub. Notes, 6.50%, 5/1/19	2,420	2,619,650

		$59,001,413

Metals/Mining — 3.3%
Cloud Peak Energy Resources, LLC/Cloud Peak Energy Finance Corp., Sr. Notes, 8.50%, 12/15/19	$10,620	$11,283,750
CONSOL Energy, Inc., Sr. Notes, 8.00%, 4/1/17	5,395	5,745,675
FMG Resources (August 2006) Pty, Ltd., Sr. Notes, 7.00%, 11/1/15(1)	39,285	40,463,550
Molycorp, Inc., Sr. Notes, 10.00%, 6/1/20(1)	12,125	11,458,125
New Gold, Inc., Sr. Notes, 7.00%, 4/15/20(1)	4,265	4,467,588
Novelis, Inc., Sr. Notes, 8.375%, 12/15/17	4,800	5,280,000
Novelis, Inc., Sr. Notes, 8.75%, 12/15/20	9,225	10,285,875
Peabody Energy Corp., Sr. Notes, 6.00%, 11/15/18(1)	17,105	17,190,525
Peabody Energy Corp., Sr. Notes, 6.25%, 11/15/21(1)	14,665	14,555,012
Penn Virginia Resource Partners, LP/Penn Virginia Resource Finance Corp. II, Sr. Notes, 8.375%, 6/1/20(1)	5,250	5,328,750
Quadra FNX Mining, Ltd., Sr. Notes, 7.75%, 6/15/19(1)	13,250	13,780,000
Rain CII Carbon, LLC, Sr. Notes, 8.00%, 12/1/18(1)	8,495	8,728,612
SunCoke Energy, Inc., Sr. Notes, 7.625%, 8/1/19	4,840	4,833,950

		$153,401,412

Paper — 0.8%
Boise Paper Holdings, LLC, Sr. Notes, 8.00%, 4/1/20	$1,805	$2,044,163
Boise Paper Holdings, LLC, Sr. Notes, 9.00%, 11/1/17	7,295	8,188,637
Domtar Corp., Sr. Notes, 10.75%, 6/1/17	8,205	10,594,501
Sappi Papier Holdings GmbH, Sr. Notes, 6.625%, 4/15/21(1)	18,145	16,693,400

		$37,520,701

Railroad — 0.1%
Kansas City Southern Mexico, Sr. Notes, 6.125%, 6/15/21	$2,635	$2,951,200

		$2,951,200

Restaurants — 0.7%
DineEquity, Inc., Sr. Notes, 9.50%, 10/30/18	$1,575	$1,748,250
NPC International, Inc., Sr. Notes, 10.50%, 1/15/20	16,985	19,214,281
Ruby Tuesday, Inc., Sr. Notes, 7.625%, 5/15/20(1)	13,085	11,825,569

		$32,788,100

Services — 6.7%
Aramark Holdings Corp., Sr. Notes, 8.625%, 5/1/16(1)(3)	$3,530	$3,618,285
Ashtead Capital, Inc., Sr. Notes, 6.50%, 7/15/22(1)	5,465	5,704,094
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 8.25%, 1/15/19(1)	5,720	6,170,450
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., Sr. Notes, 9.75%, 3/15/20	20,135	22,626,706

Security	Principal Amount (000’s omitted)	Value
Carlson Wagonlit BV, Sr. Notes, 6.875%, 6/15/19(1)	$16,390	$17,004,625
Education Management, LLC, Sr. Notes, 8.75%, 6/1/14	22,250	20,414,375
Hertz Corp., Sr. Notes, 7.50%, 10/15/18	9,637	10,444,099
Laureate Education, Inc., Sr. Notes, 9.25%, 9/1/19(1)	17,285	17,155,362
Laureate Education, Inc., Sr. Notes, 11.00%, 8/15/15(1)	30,966	31,817,565
Laureate Education, Inc., Sr. Notes, 11.25%, 8/15/15(1)	57,348	58,925,452
Laureate Education, Inc., Sr. Sub. Notes, 12.75%, 8/15/17(1)	23,453	24,860,180
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 8.25%, 2/1/21	1,195	1,302,550
RSC Equipment Rental, Inc./RSC Holdings III, LLC, Sr. Notes, 10.25%, 11/15/19	4,495	5,090,588
ServiceMaster Co., Sr. Notes, 8.00%, 2/15/20	5,145	5,730,244
Sitel, LLC/Sitel Finance Corp., Sr. Notes, 11.50%, 4/1/18	2,750	2,048,750
TransUnion Holding Co., Inc., Sr. Notes, 9.625%, 6/15/18(1)(3)	16,720	18,141,200
TransUnion LLC/TransUnion Financing Corp., Sr. Notes, 11.375%, 6/15/18	12,910	15,282,213
UR Merger Sub Corp., Sr. Notes, 7.375%, 5/15/20(1)	18,280	19,376,800
UR Merger Sub Corp., Sr. Notes, 7.625%, 4/15/22(1)	11,840	12,624,400
UR Merger Sub Corp., Sr. Notes, 10.875%, 6/15/16	15,075	17,034,750

		$315,372,688

Steel — 0.2%
JMC Steel Group, Inc., Sr. Notes, 8.25%, 3/15/18(1)	$7,020	$7,072,650

		$7,072,650

Super Retail — 5.7%
Academy, Ltd./Academy Finance Corp., Sr. Notes, 9.25%, 8/1/19(1)	$10,625	$11,740,625
Dollar General Corp., Sr. Notes, 4.125%, 7/15/17	3,785	3,945,863
Express, LLC/Express Finance Corp., Sr. Notes, 8.75%, 3/1/18	28,225	30,588,844
J. Crew Group, Inc., Sr. Notes, 8.125%, 3/1/19	10,931	11,299,921
Limited Brands, Inc., Sr. Notes, 5.625%, 2/15/22	16,835	17,718,837
Limited Brands, Inc., Sr. Notes, 6.625%, 4/1/21	26,680	29,781,550
Limited Brands, Inc., Sr. Notes, 8.50%, 6/15/19	12,810	15,259,912
Michaels Stores, Inc., Sr. Notes, 7.75%, 11/1/18	11,435	12,306,919
Michaels Stores, Inc., Sr. Sub. Notes, 11.375%, 11/1/16	4,553	4,843,299
Pantry, Inc., Sr. Notes, 8.375%, 8/1/20(1)	8,100	8,251,875
Pantry, Inc., Sr. Sub. Notes, 7.75%, 2/15/14	5,620	5,639,670
Party City Holdings, Inc., Sr. Notes, 8.875%, 8/1/20(1)	13,585	14,128,400
PETCO Animal Supplies, Inc., Sr. Notes, 9.25%, 12/1/18(1)	13,955	15,367,944
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes, 5.75%, 6/1/22	18,410	19,767,737
Sally Holdings, LLC/Sally Capital, Inc., Sr. Notes, 6.875%, 11/15/19	215	241,069
Toys “R” Us, Inc., Sr. Notes, 7.375%, 9/1/16(1)	11,870	11,944,188
Toys “R” Us, Inc., Sr. Notes, 7.875%, 4/15/13	51,130	53,559,186
Toys “R” Us, Inc., Sr. Notes, 10.375%, 8/15/17(1)	3,505	3,540,050

		$269,925,889

Technology — 2.5%
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 8/1/20	$580	$610,450
Avaya, Inc., Sr. Notes, 7.00%, 4/1/19(1)	3,825	3,466,406
Avaya, Inc., Sr. Notes, 9.75%, 11/1/15	11,345	8,905,825
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15(1)(3)	1	405
Avaya, Inc., Sr. Notes, 10.125%, 11/1/15	19,309	15,302,199
Brocade Communications Systems, Inc., Sr. Notes, 6.625%, 1/15/18	2,215	2,320,213
Brocade Communications Systems, Inc., Sr. Notes, 6.875%, 1/15/20	2,795	3,046,550
CommScope, Inc., Sr. Notes, 8.25%, 1/15/19(1)	4,540	4,772,675
First Data Corp., Sr. Notes, 7.375%, 6/15/19(1)	13,365	14,016,544
Infor US, Inc., Sr. Notes, 9.375%, 4/1/19(1)	21,375	22,978,125

Security	Principal Amount (000’s omitted)	Value
Seagate HDD Cayman, Sr. Notes, 7.00%, 11/1/21	$11,895	$12,980,419
SSI Investments II, Ltd./SSI Co-Issuer LLC, Sr. Notes, 11.125%, 6/1/18	27,095	30,718,956

		$119,118,767

Telecommunications — 7.6%
American Tower Corp., Sr. Notes, 5.05%, 9/1/20	$12,730	$13,689,078
CenturyLink, Inc., Sr. Notes, 6.45%, 6/15/21	19,180	21,221,788
Digicel Group, Ltd., Sr. Notes, 8.875%, 1/15/15(1)	18,850	19,274,125
Digicel Group, Ltd., Sr. Notes, 9.125%, 1/15/15(1)	11,300	11,554,250
Digicel, Ltd., Sr. Notes, 8.25%, 9/1/17(1)	11,140	11,780,550
Digicel, Ltd., Sr. Notes, 12.00%, 4/1/14(1)	8,325	9,303,187
Equinix, Inc., Sr. Notes, 7.00%, 7/15/21	4,815	5,374,744
GCI, Inc., Sr. Notes, 6.75%, 6/1/21	2,400	2,340,000
Hughes Satellite Systems Corp., Sr. Notes, 6.50%, 6/15/19	13,025	14,067,000
Inmarsat Finance PLC, Sr. Notes, 7.375%, 12/1/17(1)	4,620	5,012,700
Intelsat Jackson Holdings, Ltd., Sr. Notes, 7.25%, 10/15/20(1)	10,440	11,144,700
Intelsat Jackson Holdings, Ltd., Sr. Notes, 11.25%, 6/15/16	5,041	5,324,556
Intelsat Luxembourg SA, Sr. Notes, 11.50%, 2/4/17(1)(3)	19,257	20,099,560
Intelsat Luxembourg SA, Sr. Notes, 11.50%, 2/4/17(3)	4,954	5,170,606
iPCS, Inc., 3.716%, 5/1/14(2)(3)	9,510	9,391,125
iPCS, Inc., Sr. Notes, 2.591%, 5/1/13(2)	2,450	2,450,000
Nextel Communications, Inc., Sr. Notes, 5.95%, 3/15/14	39,400	39,695,500
Nextel Communications, Inc., Sr. Notes, 6.875%, 10/31/13	13,751	13,871,321
Nextel Communications, Inc., Sr. Notes, 7.375%, 8/1/15	12,380	12,534,750
NII Capital Corp., Sr. Notes, 8.875%, 12/15/19	735	588,000
SBA Telecommunications, Inc., Sr. Notes, 5.75%, 7/15/20(1)	9,585	10,124,156
SBA Telecommunications, Inc., Sr. Notes, 8.00%, 8/15/16	2,649	2,831,781
SBA Telecommunications, Inc., Sr. Notes, 8.25%, 8/15/19	1,771	1,979,093
Sprint Nextel Corp., Sr. Notes, 6.00%, 12/1/16	6,315	6,425,512
Sprint Nextel Corp., Sr. Notes, 8.375%, 8/15/17	2,000	2,195,000
Sprint Nextel Corp., Sr. Notes, 9.00%, 11/15/18(1)	33,165	38,803,050
Sprint Nextel Corp., Sr. Notes, 9.125%, 3/1/17(1)	5,150	5,755,125
Sprint Nextel Corp., Sr. Notes, 9.25%, 4/15/22	2,000	2,220,000
Telesat Canada/Telesat, LLC, Sr. Sub. Notes, 12.50%, 11/1/17	12,665	14,184,800
Wind Acquisition Finance SA, Sr. Notes, 12.25%, 7/15/17(1)(3)	19,209	12,093,086
Windstream Corp., Sr. Notes, 7.50%, 6/1/22	6,715	7,050,750
Windstream Corp., Sr. Notes, 7.75%, 10/1/21	13,500	14,512,500
Windstream Corp., Sr. Notes, 8.125%, 9/1/18	2,565	2,750,963

		$354,813,356

Textiles/Apparel — 0.3%
Phillips-Van Heusen Corp., Sr. Notes, 7.75%, 11/15/23	$13,090	$15,390,973

		$15,390,973

Transportation Ex Air/Rail — 0.3%
CEVA Group PLC, Sr. Notes, 8.375%, 12/1/17(1)	$7,720	$7,584,900
CEVA Group PLC, Sr. Notes, 11.625%, 10/1/16(1)	6,960	7,325,400

		$14,910,300

Utilities — 2.5%
AES Corp. (The), Sr. Notes, 7.375%, 7/1/21(1)	$4,765	$5,473,794
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Notes, 8.00%, 6/1/16(1)	11,965	13,026,894
Calpine Corp., Sr. Notes, 7.50%, 2/15/21(1)	23,420	26,171,850
DPL, Inc., Sr. Notes, 6.50%, 10/15/16(1)	7,335	8,141,850
DPL, Inc., Sr. Notes, 7.25%, 10/15/21(1)	24,880	28,425,400
Edison Mission Energy, Sr. Notes, 7.50%, 6/15/13	12,200	7,198,000

Security	Principal Amount (000’s omitted)	Value
NRG Energy, Inc., Sr. Notes, 7.875%, 5/15/21	$7,300	$7,792,750
NRG Energy, Inc., Sr. Notes, 8.25%, 9/1/20	11,225	12,151,062
Reliant Energy, Inc., Sr. Notes, 7.625%, 6/15/14	785	839,950
Texas Competitive Electric Holdings Co., LLC, Sr. Notes, 11.50%, 10/1/20(1)	12,585	9,375,825

		$118,597,375

Total Corporate Bonds & Notes (identified cost $3,668,619,143)		$3,843,372,862

Senior Floating-Rate Interests — 8.2%(6)

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.1%
Chrysler Group LLC, Term Loan, 6.00%, Maturing 5/24/17	$6,089	$6,194,081

		$6,194,081

Building Materials — 0.3%
Panolam Industries International, Inc., Term Loan, 8.25%, Maturing 12/31/13	$9,775	$9,676,899
Panolam Industries International, Inc., Term Loan - Second Lien, 10.00%, Maturing 6/30/14	4,223	4,022,888

		$13,699,787

Chemicals — 0.6%
Ineos US Finance LLC, Term Loan, 5.50%, Maturing 5/4/15	$8,978	$9,063,532
Ineos US Finance LLC, Term Loan, 6.50%, Maturing 5/4/18	10,773	10,578,698
PetroLogistics LP, Term Loan, 7.00%, Maturing 3/23/17	6,703	6,770,232

		$26,412,462

Consumer Products — 0.3%
Revlon Consumer Products Corp., Term Loan, 4.75%, Maturing 11/17/17	$13,004	$12,983,920

		$12,983,920

Diversified Financial Services — 0.2%
Nuveen Investments, Inc., Term Loan - Second Lien, 8.25%, Maturing 2/28/19	$11,300	$11,398,875

		$11,398,875

Energy — 0.9%
Chesapeake Energy Corp., Term Loan, 8.50%, Maturing 12/1/17	$35,950	$35,910,167
Everest Acquisition LLC, Term Loan, 6.50%, Maturing 5/24/18	8,000	8,117,504

		$44,027,671

Food/Beverage/Tobacco — 0.3%
Del Monte Foods Co., Term Loan, 4.50%, Maturing 3/8/18	$11,409	$11,238,028
U.S. Foodservice, Inc., Term Loan, 2.75%, Maturing 7/3/14	1,964	1,905,902

		$13,143,930

Gaming — 0.1%
Cannery Casino Resorts, LLC, Term Loan - Second Lien, 4.50%, Maturing 5/16/14	$3,220	$3,026,800

		$3,026,800

Health Care — 1.3%
Aptalis Pharma, Inc., Term Loan, 5.50%, Maturing 2/10/17	$13,123	$12,871,415
Hologic, Inc., Term Loan, Maturing 7/19/19(7)	8,000	8,058,336
Multiplan, Inc., Term Loan, 4.75%, Maturing 8/26/17	15,791	15,764,686
Quintiles Transnational Corp., Term Loan, 7.50%, Maturing 2/22/17	23,900	24,139,000

		$60,833,437

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value
Services — 0.8%
AlixPartners, LLP, Term Loan - Second Lien, 10.75%, Maturing 11/29/19	$13,200	$13,101,000
Education Management LLC, Term Loan, 4.50%, Maturing 6/1/16	7,822	6,663,410
Laureate Education, Inc., Term Loan, 3.46%, Maturing 8/15/14	8,715	8,431,354
Laureate Education, Inc., Term Loan, 3.46%, Maturing 8/17/14	2,448	2,371,103
Laureate Education, Inc., Term Loan, 5.25%, Maturing 8/15/18	7,838	7,543,913

		$38,110,780

Super Retail — 0.8%
Academy, Ltd., Term Loan, 6.00%, Maturing 8/3/18	$6,816	$6,862,636
Claire’s Stores, Inc., Term Loan, 3.06%, Maturing 5/29/14	5,600	5,360,090
Neiman Marcus Group, Inc. (The), Term Loan, Maturing 5/16/18(7)	3,000	2,983,533
Party City Holdings, Inc., Term Loan, 5.75%, Maturing 7/10/19	21,100	21,164,123

		$36,370,382

Technology — 0.4%
First Data Corp., Term Loan, 3.00%, Maturing 9/24/14	$5,632	$5,471,414
First Data Corp., Term Loan, Maturing 9/24/14(7)	1,300	1,263,032
First Data Corp., Term Loan, Maturing 9/24/14(7)	13,000	12,658,750

		$19,393,196

Telecommunications — 1.7%
Asurion LLC, Term Loan, 4.75%, Maturing 7/18/17	$5,800	$5,800,000
Asurion LLC, Term Loan, 5.50%, Maturing 5/24/18	18,000	17,982,504
Asurion LLC, Term Loan - Second Lien, 9.00%, Maturing 5/24/19	6,441	6,682,815
Lonestar Intermediate Super Holdings, LLC, Term Loan, 11.00%, Maturing 9/2/19	44,765	47,674,725
WideOpenWest Finance LLC, Term Loan, 6.25%, Maturing 7/12/18	3,700	3,681,500

		$81,821,544

Transportation Ex Air/Rail — 0.2%
CEVA Group PLC, Term Loan, 5.45%, Maturing 8/31/16	$1,774	$1,677,705
CEVA Group PLC, Term Loan, 5.45%, Maturing 8/31/16	3,890	3,678,191
CEVA Group PLC, Term Loan, 5.46%, Maturing 8/31/16	1,991	1,882,658

		$7,238,554

Utilities — 0.2%
Texas Competitive Electric Holdings Co., LLC, Term Loan, 3.75%, Maturing 10/10/14	$16,810	$11,777,316

		$11,777,316

Total Senior Floating-Rate Interests (identified cost $385,161,924)		$386,432,735

Convertible Bonds — 0.2%

Security	Principal Amount (000’s omitted)	Value
Automotive & Auto Parts — 0.2%
Ford Motor Co., 4.25%, 11/15/16	$7,820	$10,586,325

		$10,586,325

Services — 0.0%(8)
Mood Media Corp., 10.00%, 10/31/15(5)(10)	$42	$40,740

		$40,740

Total Convertible Bonds (identified cost $13,515,887)		$10,627,065

Common Stocks — 0.4%

Security	Shares	Value
Building Materials — 0.3%
Panolam Holdings Co.(5)(9)(10)	6,997	$11,405,810

		$11,405,810

Consumer Products — 0.0%(8)
HF Holdings, Inc.(5)(9)(10)	3,400	$29,920

		$29,920

Energy — 0.0%(8)
SemGroup Corp.(9)	26,457	$891,865

		$891,865

Gaming — 0.0%(8)
Greektown Superholdings, Inc.(9)	1,365	$69,615

		$69,615

Super Retail — 0.1%
GNC Holdings, Inc., Class A	107,269	$4,133,075

		$4,133,075

Total Common Stocks (identified cost $5,562,086)		$16,530,285

Convertible Preferred Stocks — 0.1%

Security	Shares	Value
Automotive & Auto Parts — 0.0%(8)
Goodyear Tire & Rubber Co. (The), 5.875%	50,000	$2,127,000

		$2,127,000

Energy — 0.1%
Chesapeake Energy Corp., 4.50%	52,348	$4,397,232

		$4,397,232

Total Convertible Preferred Stocks (identified cost $7,717,814)		$6,524,232

Preferred Stocks — 0.2%

Security	Shares	Value
Banks and Thrifts — 0.2%
GMAC Capital Trust I, 8.125%	452,465	$11,031,097

		$11,031,097

Total Preferred Stocks (identified cost $11,410,043)		$11,031,097

Miscellaneous — 0.0%(8)

Security	Shares	Value
Cable/Satellite TV — 0.0%(8)
Adelphia, Inc., Escrow Certificate(9)	10,260,000	$89,775

Security	Shares	Value
Adelphia, Inc., Escrow Certificate(9)	5,085,000	$44,494
Adelphia Recovery Trust(5)(9)	14,818,854	0

		$134,269

Energy — 0.0%(8)
SemGroup Corp., Escrow Certificate(9)	10,225,000	$409,000

		$409,000

Gaming — 0.0%(8)
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17(9)(10)	8,520	$38,340

		$38,340

Health Care — 0.0%(8)
US Oncology, Inc., Escrow Certificate(9)	4,050,000	$81,000

		$81,000

Total Miscellaneous (identified cost $13,808,944)		$662,609

Warrants — 0.0%(8)

Security	Shares	Value
Energy — 0.0%(8)
SemGroup Corp., Expires 11/30/14(9)	27,849	$289,769

		$289,769

Food/Beverage/Tobacco — 0.0%(8)
ASG Consolidated, LLC/ASG Finance, Inc., Expires 5/15/18	5,575	$250,875

		$250,875

Gaming — 0.0%(8)
Peninsula Gaming, LLC, Convertible Preferred Membership Interests, Expires 7/1/16(5)(9)(10)	6,338	$939,832

		$939,832

Publishing/Printing — 0.0%
Reader’s Digest Association, Inc. (The), Expires 2/14/19(5)(9)(10)	33,105	$0

		$0

Total Warrants (identified cost $278)		$1,480,476

Short-Term Investments — 10.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(11)	$486,311	$486,311,130

Total Short-Term Investments (identified cost $486,311,130)		$486,311,130

Total Investments — 101.4% (identified cost $4,592,107,249)	$4,762,972,491

Other Assets, Less Liabilities — (1.4)%	$(67,014,593)

Net Assets — 100.0%	$4,695,957,898

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

MTN - Medium-Term Note

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2012, the aggregate value of these securities is $1,608,481,283 or 34.3% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2012.

(3)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

(4)	Currently the issuer is in default with respect to interest payments. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(5)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(6)	Senior floating-rate interests (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will have an expected average life of approximately two to four years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility and includes commitment fees on unfunded loan commitments, if any. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(7)	This Senior Loan will settle after July 31, 2012, at which time the interest rate will be determined.

(8)	Amount is less than 0.05%.

(9)	Non-income producing security.

(10)	Restricted security.

(11)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $244,687.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$4,609,483,763

Gross unrealized appreciation	$231,462,409
Gross unrealized depreciation	(77,973,681)

Net unrealized appreciation	$153,488,728

Restricted Securities

At July 31, 2012, the Portfolio owned the following securities (representing 0.3% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares/Principal Amount (000’s omitted)	Cost	Value
Convertible Bonds, Stocks, Miscellaneous and Warrants
BLB Worldwide Holdings, Inc., Contingent Value Rights, Expires 11/5/17	11/22/10	8,520	$149,100	$38,340
HF Holdings, Inc.	10/27/09	3,400	182,613	29,920
Mood Media Corp., 10.00%, 10/31/15	7/30/12	42	0	40,740
Panolam Holdings Co.	12/30/09	6,997	3,844,852	11,405,810
Peninsula Gaming, LLC, Convertible Preferred Membership Interests, Expires 7/1/16	7/8/99	6,338	0	939,832
Reader’s Digest Association, Inc. (The), Expires 2/14/19	4/26/10	33,105	0	0

Total Restricted Securities			$4,176,565	$12,454,642

A summary of open financial instruments at July 31, 2012 is as follows:

Credit Default Swaps — Sell Protection

Counterparty	Reference Entity	Credit Rating*	Notional Amount** (000’s omitted)	Receive Annual Fixed Rate		Termination Date	Market Value	Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Bank of America NA	Amkor Technology, Inc.	Ba3/BB	$3,850	5.00	%(1)	6/20/15	$88,185	$98,665	$186,850
Bank of America NA	Ford Motor Co.	Baa3/BB+	5,000	5.00	(1)	3/20/17	470,213	(143,185)	327,028
Citibank NA	Meritor, Inc.	B3/B-	8,255	5.00	(1)	6/20/15	(416,439)	321,245	(95,194)
Citibank NA	Meritor, Inc.	B3/B-	4,130	5.00	(1)	6/20/17	(666,160)	636,178	(29,982)
Credit Suisse International	Ford Motor Co.	Baa3/BB+	4,000	5.00	(1)	12/20/16	372,178	(7,076)	365,102
Deutsche Bank	Ford Motor Co.	Baa3/BB+	3,900	5.00	(1)	9/20/16	358,849	(142,134)	216,715

Deutsche Bank	Ford Motor Co.	Baa3/BB+	3,900	5.00	(1)	9/20/16	358,849	(254,376)	104,473

Deutsche Bank	Ford Motor Co.	Baa3/BB+	7,900	5.00	(1)	12/20/16	735,052	(350,790)	384,262
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	3,900	5.00	(1)	9/20/16	358,849	(164,612)	194,237
Goldman Sachs International	Ford Motor Co.	Baa3/BB+	7,900	5.00	(1)	12/20/16	735,052	(259,861)	475,191
JPMorgan Chase Bank NA	Meritor, Inc.	B3/B-	1,700	5.00	(1)	6/20/15	(85,759)	81,073	(4,686)

							$2,308,869	$(184,873)	$2,123,996

Credit Default Swaps — Buy Protection

Counterparty	Reference Entity	Notional Amount (000’s omitted)	Pay Annual Fixed Rate		Termination Date	Market Value	Upfront Payments Paid	Net Unrealized Depreciation
Deutsche Bank	Markit CDX North America High Yield Index	$14,850	5.00	%(1)	6/20/17	$374,183	$(672,086)	$(297,903)
Deutsche Bank	Markit CDX North America High Yield Index	14,850	5.00	(1)	6/20/17	374,183	(982,391)	(608,208)

						$748,366	$(1,654,477)	$(906,111)

*	Credit ratings are those of Moody’s Investors Service, Inc. and Standard & Poor’s Corp. The credit rating of the reference debt obligation (together with the unrealized appreciation or depreciation on the swap) are a representative measure of the current payment/performance risk of the credit default swap. A lower credit rating increases the probability of the occurrence of a credit event.

**	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2012, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $54,435,000.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

At July 31, 2012, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

The Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio enters into credit default swap contracts to manage its credit risk, to gain exposure to a credit in which it may otherwise invest, or to enhance return.

At July 31, 2012, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is credit risk was $4,225,593 and $1,168,358, respectively.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$3,838,853,033	$4,519,829	$3,843,372,862
Senior Floating-Rate Interests	—	386,432,735	—	386,432,735
Convertible Bonds	—	10,586,325	40,740	10,627,065
Common Stocks	5,024,940	69,615	11,435,730	16,530,285
Convertible Preferred Stocks	6,524,232	—	—	6,524,232
Preferred Stocks	11,031,097	—	—	11,031,097
Miscellaneous	—	662,609	0	662,609
Warrants	—	540,644	939,832	1,480,476
Short-Term Investments	—	486,311,130	—	486,311,130
Total Investments	$22,580,269	$4,723,456,091	$16,936,131	$4,762,972,491
Credit Default Swaps	$—	$4,225,593	$—	$4,225,593
Total	$22,580,269	$4,727,681,684	$16,936,131	$4,767,198,084

Liability Description
Credit Default Swaps	$—	$(1,168,358)	$—	$(1,168,358)
Total	$—	$(1,168,358)	$—	$(1,168,358)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2012 is not presented.

At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Boston Income Portfolio

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012